Consolidated Statements of Cash Flow - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Net income		$ 3,088	$ 1,953
Adjustments for the following items:
Depreciation		1,915	2,043
Finance costs (note 14)		232	170
Impairment (reversals) charges (notes 10 and 21)		(457)	312
Income tax expense (note 12)		1,520	861
Income from equity investees (note 16)		(241)	(232)
Loss on currency translation		39	93
Gain on acquisition/sale of non-current assets (note 9)		(24)	(364)
Change in working capital (note 15)		(382)	(404)
Other operating activities (note 15)		(280)	(113)
Operating cash flows before interest and income taxes		5,410	4,319
Interest paid		(380)	(300)
Interest received		237	237
Income taxes paid	[1]	(776)	(524)
Net cash provided by operating activities		4,491	3,732
Cash flows from (used in) investing activities [abstract]
Capital expenditures (note 5)		(3,174)	(3,086)
Sales proceeds		19	13
Proceeds from sales of investments other than investments accounted for using equity method		97
Purchase of investments other than investments accounted for using equity method			(23)
Cash advances and loans made to other parties, classified as investing activities		(59)	0
Dividends received from investments accounted for using equity method, classified as investing activities		198	273
Cash receipts from repayment of advances and loans made to other parties		155	7
Cash flows from (used in) investing activities		(2,764)	(2,816)
Cash flows from (used in) financing activities [abstract]
Lease repayments		(14)	(13)
Debt repayments		0	(43)
Dividends (note 31)		(696)	(700)
Share buyback program (note 31)		(498)	0
Funding from non-controlling interests (note 32)		146	40
Disbursements to non-controlling interests (note 32)		(785)	(554)
Proceeds from issue of bonds, notes and debentures		52	65
Cash flows from (used in) financing activities		1,795	1,205
Effect of exchange rate changes on cash and equivalents		(6)	(3)
Net increase (decrease) in cash and equivalents		(74)	(292)
Cash and equivalents at beginning of year (note 25a)		4,148	4,440
Cash and equivalents at the end of year		$ 4,074	$ 4,148

[1]	[1] Income taxes paid excludes $107 million (2023: $137 million) of income taxes payable that were settled against offsetting value added taxes (“VAT”) receivables.